N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.3%)

Education (11.0%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$614,031
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	806,637
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	250,000	296,850
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,229,980
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,256,786
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	225,318
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	555,460
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	603,345
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	283,262
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	143,822
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	400,773
		7,416,264
General Obligation (15.4%)
Bozeman MT 4.000% 07/01/28	540,000	615,114
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	783,590
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	613,170
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	716,085
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	468,842
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/22	455,000	503,808
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	487,144
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,230
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	449,064
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	978,735
Montana St Ref-Long Range Bldg Program 4.000% 08/01/27	275,000	309,378
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	161,566
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	166,665
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	177,352
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	830,855
Valley Cnty MT Sch Dist #1-A(Glasgow) GO 4.250% 07/01/31	450,000	500,112
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	623,015
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	632,868
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,218,650
		10,386,243
Health Care (28.6%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,305
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,146
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	250,657
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	258,383
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	127,362
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	634,350
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	267,725
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,135,556
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,509,827
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	420,835
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	790,686
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,191,780
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	184,277
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,579,530
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	306,009
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,707
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	283,261
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	550,000	594,633
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,082,700
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	446,880
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	665,068
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	944,878
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,185,581
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,067
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	230,000	230,922
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,115,000	1,116,137
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,382,762
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	270,926
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	775,363
		19,312,313
Housing (14.8%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	170,000	169,811
MT Brd of Hsg Single Family Program 2.650% 12/01/21	360,000	357,937
MT Brd of Hsg Single Family Program 3.000% 06/01/23	215,000	215,988
MT Brd of Hsg Single Family Program 3.000% 12/01/23	105,000	105,517
MT Brd of Hsg Single Family Program 3.150% 06/01/24	420,000	423,645
MT Brd of Hsg Single Family Program 3.150% 12/01/24	150,000	150,485
MT Brd of Hsg Single Family Program 3.350% 06/01/25	175,000	177,202
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	260,000	281,112
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	230,000	248,549
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	645,000	697,264
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	365,000	393,772
MT Brd of Hsg Single Family Program 3.250% 12/01/29	400,000	396,432
MT Brd of Hsg Single Family Program 3.500% 12/01/34	500,000	502,450
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	45,000	45,362
MT Brd of Hsg Single Family Program 5.050% 12/01/24	70,000	72,973
MT Brd of Hsg Single Family Program 5.300% 12/01/29	265,000	274,362
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,095,000	1,141,154
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	515,000	542,985
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	660,000	684,374
MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,585,000	1,565,584
MT St Brd Hsg Single Family Program 3.600% 12/01/30	595,000	580,119
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	195,000	197,291
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	190,000	194,893
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	505,000	516,413
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,301
		10,015,975
Other Revenue (15.7%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	291,651
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	259,325
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	320,028
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,921
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	72,038
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,916
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	408,973
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	421,062
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	375,634
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	350,259
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	254,840
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	940,482
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	213,208
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	666,792
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	630,828
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,050,530
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	303,330
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	293,787
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	193,202
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	917,339
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	132,910
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	488,448
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	296,329
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	223,439
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	115,000	115,461
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	355,000	355,000
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	796,829
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	101,012
		10,611,573
Transportation (8.5%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	854,120
Billings MT Arpt Rev 4.750% 07/01/19	350,000	378,900
Billings MT Arpt Rev 5.000% 07/01/20	235,000	259,851
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	814,729
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,051,410
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	208,738
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	221,576
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	102,173
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	107,151
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	403,774
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	202,441
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	258,406
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	261,017
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	255,906
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	388,595
		5,768,787
Utilities (4.3%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	240,469
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	248,769
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,879,974
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	403,715
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	104,763
		2,877,690

TOTAL MUNICIPAL BONDS (COST: $63,110,786)		$66,388,845

SHORT-TERM SECURITIES (0.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $272,422)	272,422	$272,422

TOTAL INVESTMENTS IN SECURITIES (COST: $63,383,208) (98.7%)		$66,661,267
OTHER ASSETS LESS LIABILITIES (1.3%)		879,465

NET ASSETS (100.0%)		$67,540,732

^	Variable rate security; rate shown represents rate as of March 31, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.4%)

Education (14.8%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$265,907
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	263,215
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	475,681
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	398,109
ND St Brd Higher Ed Hsg & Aux Ref - BSC 3.000% 05/01/28	300,000	300,063
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	176,512
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	125,850
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,185
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	501,770
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	264,682
ND St Brd Higher Ed 5.000% 04/01/25	160,000	178,427
North Dakota St Univ Rev Ref-A 3.000% 04/01/28	300,000	295,539
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	158,691
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	291,123
		3,795,754
General Obligation (23.2%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	526,225
Bismarck ND GO Ref 3.000% 05/01/26	300,000	310,239
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	831,322
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	300,000	336,906
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	257,810
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	207,796
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	375,053
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	211,392
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	603,744
Minot ND Arpt Rev Amt- Set D 4.000% 10/01/28	355,000	375,256
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	219,498
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	274,717
West Fargo ND GO 4.000% 05/01/26	400,000	440,880
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	143,947
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	557,245
Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	272,150
		5,944,180
Health Care (18.8%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	348,837
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	265,543
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	542,480
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	126,249
Fargo ND Health Sys 5.500% 11/01/20	500,000	602,470
Fargo ND Health Sys 6.000% 11/01/28	500,000	605,175
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	578,950
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	629,436
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	321,807
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	162,370
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	389,177
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	255,173
		4,827,667
Housing (11.7%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	100,330
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	448,352
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	307,047
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	152,492
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	837,634
ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,169,613
		3,015,468
Other Revenue (11.4%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	295,512
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	309,210
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	104,356
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	155,939
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	246,461
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	284,245
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	232,998
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	284,642
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	195,967
ND Pub Fin Auth 3.000% 06/01/21	205,000	216,867
ND Pub Fin Auth Capital Financing Prog Ser-A 4.000% 06/01/28	265,000	288,453
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	312,021
		2,926,671
Transportation (6.9%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	382,988
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	554,765
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	188,894
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	640,764
		1,767,411
Utilities (11.6%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	523,908
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	709,250
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	278,253
Grand Forks ND Swr Revenue 3.375% 09/01/27	125,000	128,819
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	821,513
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	508,285
		2,970,028

TOTAL MUNICPAL BONDS (COST: $23,916,206)		$25,247,179

SHORT-TERM SECURITIES (0.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $115,855)	115,855	$115,855

TOTAL INVESTMENTS IN SECURITIES (COST: $24,032,061) (98.9%)		$25,363,034
OTHER ASSETS LESS LIABILITIES (1.1%)		291,697

NET ASSETS (100.0%)		$25,654,731

^	Variable rate security; rate shown represents rate as of March 31, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$63,383,208	$24,032,061
Unrealized appreciation	$3,370,158	$1,342,540
Unrealized depreciation	($92,099)	($11,567)
Net unrealized appreciation (depreciation)*	$3,278,059	$1,330,973

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2015:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$272,422	$0	$0	$272,422
Municipal Bonds	0	66,388,845	0	66,388,845
Total	$272,422	$66,388,845	$0	$66,661,267

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$115,855	$0	$0	$115,855
Municipal Bonds	0	25,247,179	0	25,247,179
Total	$115,855	$25,247,179	$0	$25,363,034

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 29, 2015